Subsequent Events (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2022 EUR (€)	Jan. 28, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Subsequent Events (Details) [Line Items]
Overall sensitivities			75.00%
CRC lesions			95.00%
Specificity outcome			96.00%
Exercise of warrants shares (in Shares) | shares			202,943
Net proceeds (in Dollars)			$ 382,500
Gross proceeds (in Dollars)			$ 2,200,000
Non-Adjusting Events after Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Agreement related payment (in Euro) | €	€ 10,000
Ordinary shares (in Shares) | shares		1,725,000
Gross proceeds (in Dollars)		$ 25,875,000